Document and Entity Information	Dec. 28, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000924805
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE As previously reported under Item 2.01 of the Current Report on Form 8-K filed by Freedom Holding Corp. ("FRHC") on December 28, 2020, FRHC completed its acquisition of all of the issued and outstanding ordinary shares, preferred shares and outstanding subordinated loans of Bank Kassa Nova JSC, now known as Bank Freedom Finance Kazakhstan JSC, a joint stock company incorporated in the Republic of Kazakhstan ("Bank"). The acquisitions of the ordinary shares, preferred shares and subordinated loans are collectively referred to herein as the "Bank Acquisition". The results of the Bank have been included in FRHC's consolidated financial statements since the date of the Bank Acquisition. This Amended Current Report on Form 8-K/A amends the original Current Report on Form 8-K to provide the historical financial statements of the Bank required under Item 9.01(a) and the pro forma financial information required under Item 9.01(b) of Form 8-K.
Document Type	8-K/A
Document Period End Date	Dec. 28, 2020
Entity Registrant Name	FREEDOM HOLDING CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33034
Entity Tax Identification Number	30-0233726
Entity Address, Address Line One	77/7 Al Farabi Ave., “Esentai Tower” BC, Floor 7
Entity Address, City or Town	Almaty
Entity Address, Country	KZ
Entity Address, Postal Zip Code	050040
City Area Code	7 727
Local Phone Number	311 10 64
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false